Subsequent Events (Details) - USD ($)		1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 03, 2020	Apr. 27, 2020	Apr. 23, 2020	Mar. 25, 2020	Mar. 16, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Oct. 25, 2018
Subsequent Events (Textual)
Subsequent event, description									In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carryback net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020.
Taxable income percentage						25.00%			25.00%
Cost recovery year						15 years			15 years
Bonue depreciation									100.00%
Common stock at an exercise price										$ 0.20
Description of shares of its common stock for consideration									The Company issued 980,000 shares of its common stock for consideration of $490,000. As part of this issuance the investors will also receive warrants to purchase the Company's common stock equal to the number of shares of common stock purchased. These warrants have an exercise price of $0.55, are fully vested on issuance, and expire three years after issuance.
Annual salary						$ 1,031,200	$ 189,489
Subsequent Event [Member]
Subsequent Events (Textual)
Shares issued for common stock				28,125
Common stock for sales of stock								$ 525,000
Warrants have an exercise price								$ 0.55
Description of consulting agreement	As part of this agreement the Company will pay the Consultant $10,000 upon signing of the agreement and an additional $15,000 30 days and 60 day after the signing of the agreement. The Company will also issue 80,000 warrant to purchase the shares of the Company's common stock an exercise price of 0.50 and a term of seven years.
Warrant to purchase shares of common stock								1,050,000
Warrant term								3 years
Description of amendment		The Company amended an agreement dated August 27, 2019. As part of this agreement the Company issued warrants to purchase 3,700,000 shares of common stock upon meeting certain milestones related to mergers and acquisitions. These warrants have an exercise price of $0.50 and a term of seven years.
Converted into common shares								10,628,611
Shares issued								13,100,000
Warrant to an employee as compensation					$ 45,000
Grant of an option to purchase				112,500
Common stock at an exercise price				$ 0.59	$ 0.50
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Textual)
Warrants have an exercise price								$ 0.50
Warrant to purchase shares of common stock								1,236,000
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Events (Textual)
Description of consulting agreement			As part of this agreement the Company will pay a monthly fee of $8,000. This monthly fee will also increase by 5% every 12 months of service.